Average Annual Total Returns - Voya Russell Mid Cap Growth Index Portfolio	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I Russell Midcap® Growth Index 1 Yr		Class I Russell Midcap® Growth Index 5 Yrs		Class I Russell Midcap® Growth Index 10 Yrs		Class I Russell Midcap® Growth Index Since Inception	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S Russell Midcap® Growth Index 1 Yr		Class S Russell Midcap® Growth Index 5 Yrs		Class S Russell Midcap® Growth Index 10 Yrs		Class S Russell Midcap® Growth Index Since Inception	Class S2 1 Yr	Class S2 5 Yrs	Class S2 10 Yrs	Class S2 Since Inception	Class S2 Inception Date	Class S2 Russell Midcap® Growth Index 1 Yr		Class S2 Russell Midcap® Growth Index 5 Yrs		Class S2 Russell Midcap® Growth Index 10 Yrs		Class S2 Russell Midcap® Growth Index Since Inception
Total	34.83%	18.16%	14.62%		May 01, 2009	35.59%	[1]	18.66%	[1]	15.04%	[1]	[1]	34.52%	17.86%	14.34%		May 01, 2009	35.59%	[1]	18.66%	[1]	15.04%	[1]	[1]	34.31%	17.69%	14.17%		May 01, 2009	35.59%	[1]	18.66%	[1]	15.04%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.